As filed with the Securities and Exchange Commission on May 13, 2013

Securities Act File No. 2-85370

Investment Company Act File No. 811-3807

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 43	☒

(Check appropriate box or boxes)

SUNAMERICA MONEY MARKET FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset ManagementCorp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019 - 6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUNAMERICA MONEY MARKET FUNDS, INC.

Incorporated herein by reference is the definitive version of the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 30, 2013 (SEC Accession No. 0001193125-13-187758).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that this amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 13th day of May, 2013.

SUNAMERICA MONEY MARKET FUNDS, INC.
(Registrant)

By:	/s/ John T. Genoy
John T. Genoy

Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLES	DATE

/s/ John T. Genoy	President (Principal Executive Officer)	May 13, 2013
John T. Genoy

/s/ Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	May 13, 2013
Donna M. Handel

*	Trustee	May 13, 2013
Peter A. Harbeck

*	Trustee	May 13, 2013
Richard W. Grant

*	Trustee	May 13, 2013
Stephen J. Gutman

*	Trustee	May 13, 2013
William F. Devin

*	Trustee	May 13, 2013
Dr. Judith L. Craven

*	Trustee	May 13, 2013
William J. Shea

*By:	/s/ John E. McLean
John E. McLean
Attorney-in-Fact

*    Pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase